Investments with Continuous Unrealized Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	$ 398,982	$ 465,292
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(792)	(4,010)
Investments with continuous unrealized losses for 12 months or greater, Fair value	12,547	42,231
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(5)	(213)
Total Investments with continuous unrealized losses, Fair value	411,529	507,523
Total Investments with continuous unrealized losses, Unrealized losses	(797)	(4,223)
Government And Corporate Debentures Fixed Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	352,886	267,326
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(747)	(2,225)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,046	27,490
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(4)	(69)
Total Investments with continuous unrealized losses, Fair value	358,932	294,816
Total Investments with continuous unrealized losses, Unrealized losses	(751)	(2,294)
Government Sponsored Enterprises
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	39,883	131,540
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(39)	(151)
Investments with continuous unrealized losses for 12 months or greater, Fair value	252
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	0
Total Investments with continuous unrealized losses, Fair value	40,135	131,540
Total Investments with continuous unrealized losses, Unrealized losses	(39)	(151)
Government And Corporate Debentures Floating Interest Rate
Schedule of Available-for-sale Securities [Line Items]
Investments with continuous unrealized losses for less than 12 months, Fair value	6,213	66,426
Investments with continuous unrealized losses for less than 12 months, Unrealized losses	(6)	(1,634)
Investments with continuous unrealized losses for 12 months or greater, Fair value	6,249	14,741
Investments with continuous unrealized losses for 12 months or greater, Unrealized losses	(1)	(144)
Total Investments with continuous unrealized losses, Fair value	12,462	81,167
Total Investments with continuous unrealized losses, Unrealized losses	$ (7)	$ (1,778)